Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129664
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	4.57%	6.79%
Without Sales Load [Member] | C000129665
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	4.32%	6.51%
Without Sales Load [Member] | C000169043
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	4.75%	6.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.52%	7.05%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.52%	7.05%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	5.52%	7.05%